ACCOUNTS RECEIVABLE, NET	6 Months Ended
Mar. 31, 2026
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 4 – ACCOUNTS RECEIVABLE, NET

	March 31, 2026	September 30, 2025
	(Unaudited)	(Audited)
Accounts receivable	$500	$156,614
Less: allowance for credit loss	—	—
Account receivable, net	$500	$156,614

No expected credit losses were recognized for accounts receivable for the six months ended March 31, 2026 and 2025, respectively. No allowance for expected credit loss was written off for the six months ended March 31, 2026 and 2025, respectively.